Property, Plant and Equipment	12 Months Ended
Dec. 29, 2012
Property, Plant and Equipment
8.	Property, Plant and Equipment

Net property, plant and equipment, which includes capital lease assets, consisted of the following:

In thousands	2012	2011
Land	$10,819	$12,439
Buildings	67,559	65,221
Machinery and equipment	340,294	325,952
Capitalized software	76,825	62,376
Transportation equipment	181	167
Furniture and fixtures	24,308	24,222
Construction in progress	6,157	10,909

Total property, plant and equipment	526,143	501,286
Less accumulated depreciation and amortization	(322,478)	(291,236)

Property, plant and equipment, net	$203,665	$210,050

Depreciation expense was $49.5 million for 2012, $49.9 million for 2011 and $47.0 million for 2010. Amortization related to capitalized software was included in depreciation expense and totaled $8.2 million for 2012, $6.7 million for 2011 and $5.7 million for 2010.

As of December 29, 2012 and December 31, 2011, the Company recorded gross machinery and equipment under capital leases totaling $11.5 million and $10.9 million, respectively, and accumulated depreciation on assets under capital leases of $6.1 million and $4.5 million, respectively.